Schedule I - CONDENSED STATEMENT OF CASH FLOW (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$ 79,255	$ 85,825	$ 85,252
INVESTING ACTIVITIES
Net cash provided by (used in) investing activities	(2,983)	(8)	(269)
FINANCING ACTIVITIES
Net proceeds from issuance of Series A Preferred Units	8,318	3,174	13,065
Net proceeds from issuance of common units	818		1,029
Proceeds from long-term debt	14,750		368,300
Repayment of long-term debt	(44,432)	(44,660)	(342,416)
Repayment of amounts due to owners and affiliates			(34,000)
Repayment of indemnifications received from Hoegh LNG			(64)
Cash distributions to limited partners	(46,333)	(74,886)	(73,804)
Net cash provided by (used in) financing activities	(65,392)	(94,622)	(70,625)
Increase (decrease) in cash, cash equivalents and restricted cash	10,880	(8,805)	14,358
Cash, cash equivalents and restricted cash, beginning of period	51,063	59,819	45,454
Cash, cash equivalents and restricted cash, end of period	61,920	51,063	59,819
Reportable Legal Entities | Parent Company
OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	38,766	48,656	33,130
INVESTING ACTIVITIES
Long-term loan due from subsidiaries	19,679	22,027	(286,233)
Net cash provided by (used in) investing activities	19,679	22,027	(286,233)
FINANCING ACTIVITIES
Net proceeds from issuance of Series A Preferred Units	8,318	3,174	13,065
Net proceeds from issuance of common units	818		1,029
Proceeds from long-term debt	14,750		368,300
Proceeds from loans and promissory notes due to owners and affiliates	6,000	21,750	3,500
Repayment of long-term debt	(25,597)	(25,597)	(19,198)
Repayment of debt issuance cost			(5,797)
Repayment of amounts due to owners and affiliates			(34,000)
Repayment of indemnifications received from Hoegh LNG			(64)
Cash distributions to limited partners	(46,333)	(74,886)	(73,804)
Net cash provided by (used in) financing activities	(42,044)	(75,559)	253,031
Increase (decrease) in cash, cash equivalents and restricted cash	16,401	(4,876)	(72)
Cash, cash equivalents and restricted cash, beginning of period	2,058	6,934	7,006
Cash, cash equivalents and restricted cash, end of period	$ 18,459	$ 2,058	$ 6,934